Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 20)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 21)	Retained Earnings	Non-Controlling Interests
Beginning balance at Dec. 31, 2016	$ 16,450	$ 10,762	$ 1,623	$ 12	$ 745	$ 1,455	$ 1,853
Beginning balance (shares) at Dec. 31, 2016		401.5
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,125					1,028	97
Other comprehensive income (loss)	(783)				(684)		(99)
Common shares issued	815	$ 820		(5)
Common shares issued (shares)		19.6
Subsidiary dividends paid to non-controlling interests	(109)						(109)
Dividends declared on common shares	(691)					(691)
Dividends declared on preference shares	(65)					(65)
Other	7			3			4
Ending balance at Dec. 31, 2017	16,749	$ 11,582	1,623	10	61	1,727	1,746
Ending balance (shares) at Dec. 31, 2017		421.1
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,286					1,166	120
Other comprehensive income (loss)	991				867		124
Common shares issued	306	$ 307		(1)
Common shares issued (shares)		7.4
Subsidiary dividends paid to non-controlling interests	(85)						(85)
Dividends declared on common shares	(745)					(745)
Dividends declared on preference shares	(66)					(66)
Other	20			2			18
Ending balance at Dec. 31, 2018	$ 18,456	$ 11,889	$ 1,623	$ 11	$ 928	$ 2,082	$ 1,923
Ending balance (shares) at Dec. 31, 2018		428.5